The net P&L exposure is mainly composed of the following currencies: (Details) - Currency risk [member] - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net P and L Exposure	R$ (512,552)	R$ (110,210)
Argentina, Pesos
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net P and L Exposure	(5,804)	(5,310)
Angola, Kwanza
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net P and L Exposure	263,009	(0)
Euro Member Countries, Euro
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net P and L Exposure	(57,530)	112,672
Japan, Yen
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net P and L Exposure	82,372	29,976
Turkey, New Lira
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net P and L Exposure	(241,033)	178,906
United States of America, Dollars
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net P and L Exposure	R$ (553,566)	R$ (426,454)